Stockholders' Equity - Summary of Capital Stock (Parenthetical) (Detail) - Vote	Jun. 30, 2019	Dec. 31, 2018
Class 1 Common Stock [Member]
Class Of Stock [Line Items]
Common stock, votes for each share	10	10
Class 2 Common Stock [Member]
Class Of Stock [Line Items]
Common stock, votes for each share	1	1